Segment Information - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
Mar. 31, 2010 Person
Segment Reporting Disclosure [Line Items]
Sales to customers which exceeded 10% of the consolidated net sales	¥ 123,640
Number of major customers	2